Schedule of Investments (unaudited)
October 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.9%
Alabama — 4.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$424,663 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	456,645 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,727,038
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,130,956
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,637,358
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	593,031 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	467,687 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	809,732
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	1,050,000	1,131,564 (a)(b)
Total Alabama				13,378,674
Alaska — 0.2%

Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	611,182 (c)
Arizona — 6.0%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	501,126 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	3,059,648 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	751,283 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,099,117 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,449,968 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	850,996 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,723,190 (d)
Total Arizona				16,435,328
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	750,000	766,043 (c)
California — 11.0%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,294,362 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,163,747 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	590,409 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,874,099 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,227,637 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,137,524 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,263,365 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,500,433 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	447,076 (d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	$750,000	$660,044 (d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	3,500,000	4,299,859
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	268,976
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	520,791
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,100,193
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,501,325
Total California				29,849,840
Colorado — 3.6%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	495,522
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	500,070
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,000,128
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,434,537
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	600,000	656,969 (d)
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	504,244
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,165,578
Total Colorado				9,757,048
Florida — 4.5%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	4,012,682 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,014,493
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,004,631
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	1,175,000	1,172,915 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,533,849 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	101,645 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	513,022
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	391,391
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	750,400
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	221,736
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	922,207
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(e)(f)(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	659,309 (d)
Total Florida				12,298,284
Georgia — 1.2%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	831,299
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	513,301
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$1,250,000	$1,273,583
Series C	5.000%	9/1/30	500,000	535,135 (a)(b)
Total Georgia				3,153,318
Hawaii — 0.2%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	643,851
Illinois — 9.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,001,043
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	498,546
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,005,459
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,022
Dedicated, Series H	5.000%	12/1/46	3,250,000	2,952,671
Series A	5.000%	12/1/35	2,000,000	2,007,130
Series D	5.000%	12/1/46	750,000	681,386
Chicago, IL, GO, Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,245,877
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,001,202 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,000,919 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	267,623
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,461 (c)
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	683,421 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	374,246 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	750,000	775,838 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	766,031
Illinois State, GO:
Series A	5.000%	3/1/46	1,000,000	1,020,844
Series A, Refunding	5.000%	10/1/29	2,900,000	3,071,519
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,147,862
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	751,590
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,324,177
Total Illinois				26,931,867
Indiana — 1.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,156,464
Marion General Hospital, Series A	4.000%	7/1/45	500,000	468,040
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	511,636
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,373,585 (c)(d)
Total Indiana				4,509,725
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — 0.2%

Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	$400,000	$427,703 (a)(b)
Louisiana — 0.9%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,010,336
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	938,125
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	450,497
Total Louisiana				2,398,958
Maryland — 1.2%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	895,499
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	302,991 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,005,250 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	456,144
Frederick Health System, Refunding	4.000%	7/1/50	725,000	635,834
Total Maryland				3,295,718
Massachusetts — 0.4%

Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,007,346
Michigan — 0.9%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,121,681
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	480,346
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	45,000	44,756
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	851,249 (c)
Total Michigan				2,498,032
Minnesota — 1.3%

Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,533,209 (c)
Missouri — 1.8%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,004,374
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	993,473
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,001,090
Total Missouri				4,998,937
Nebraska — 1.2%

Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,377,868
Nevada — 1.2%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,295,462 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,927,064 (d)
Total Nevada				3,222,526
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — 1.5%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	$700,000	$704,497
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,600,000	1,791,580
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,550,000	1,565,043
Total New Hampshire				4,061,120
New Jersey — 2.1%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,921,985
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,168,211 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,098,345
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	511,891
Total New Jersey				5,700,432
New Mexico — 0.5%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	750,000	805,359 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	700,280
Total New Mexico				1,505,639
New York — 10.7%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	733,007 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	461,430
Series A-2	5.000%	5/15/30	1,000,000	1,083,851 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	698,385
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,448,022
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	883,570 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	735,407 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,872,202 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,697,281 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	6,125,000	6,158,485 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	309,080 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	700,000	668,079 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	195,328 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,072 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	$1,200,000	$1,196,652 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,397,382 (c)
Consolidated Series 221	4.000%	7/15/55	500,000	449,964 (c)
Total New York				29,088,197
North Dakota — 0.2%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	800,000	614,700
Ohio — 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,091,199
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	953,208 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,841,372 (c)(d)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,649,884 (c)
Total Ohio				5,535,663
Oklahoma — 0.8%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	507,075
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,000,167
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	500,000	577,085 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	60,000	67,344 (c)
Total Oklahoma				2,151,671
Oregon — 0.4%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,171,098
Pennsylvania — 5.0%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	1,002,375
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,707,516
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,714,342 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	300,000	322,418 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,207,043 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,472,975 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,107,615 (d)
Total Pennsylvania				13,534,284
Puerto Rico — 5.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,554,334 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	43,694
Restructured, Series A-1	5.625%	7/1/27	51,860	53,326
Restructured, Series A-1	5.625%	7/1/29	51,018	54,504
Restructured, Series A-1	5.750%	7/1/31	49,554	54,976
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/33	$46,990	$46,487
Restructured, Series A-1	4.000%	7/1/35	442,237	434,784
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,069,053
Restructured, Series A-1	4.000%	7/1/41	299,287	274,978
Restructured, Series A-1	4.000%	7/1/46	51,258	45,302
Subseries CW	0.000%	11/1/43	193,904	124,098 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	543,000	513,862
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,210,429
Restructured, Series A-1	4.550%	7/1/40	130,000	129,111
Restructured, Series A-1	4.750%	7/1/53	5,275,000	4,996,253
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,114,127
Restructured, Series A-2	4.329%	7/1/40	720,000	699,007
Total Puerto Rico				14,418,325
Rhode Island — 0.3%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	400,000	415,788
Total Rhode Island				797,988
South Carolina — 0.3%

South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	941,694
Tennessee — 0.3%

Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	750,000	787,406
Texas — 10.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	750,000	760,671 (d)
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	762,805 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,933,636
CAB, Refunding	0.000%	1/1/38	2,000,000	1,234,696
CAB, Refunding	0.000%	1/1/40	2,200,000	1,183,583
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,636,800 (c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	5,585,000	5,585,079 (c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,000,138 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	918,648 (c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	2,000,000	2,000,030 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	111,500 (c)
Series 2017	5.000%	11/1/36	110,000	111,143 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	$250,000	$260,234 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,020,350
Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	500,000	500,008
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	693,944
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	169,209 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,012,455
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,157,409
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	514,505
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	633,227 (c)
Total Texas				27,200,070
Utah — 1.2%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	361,085
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	633,416
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	751,701
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	460,733
Series A	5.375%	10/15/40	1,150,000	1,166,394
Total Utah				3,373,329
Virginia — 0.5%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	525,907
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	753,249 (c)
Total Virginia				1,279,156
Washington — 0.4%

Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,129,506
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	250,000	254,193 (a)(b)(c)
Wisconsin — 1.7%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	298,742
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AG	4.000%	7/1/50	700,000	639,277
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	2,470,000	2,461,861
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	624,851 (d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	$500,000	$535,866
Total Wisconsin				4,560,597

Total Municipal Bonds (Cost — $263,598,485)				261,200,525
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 4.3%
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,227,942
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	4,755,000	4,553,211
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,861,563

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,686,439)				11,642,716
Total Investments before Short-Term Investments (Cost — $275,284,924)				272,843,241

Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Florida — 0.0%††

Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	4.000%	11/1/38	100,000	100,000 (i)(j)
Georgia — 0.3%

Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	4.000%	11/1/62	800,000	800,000 (c)(i)(j)
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.100%	10/1/42	600,000	600,000 (i)(j)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	3.950%	7/1/44	300,000	300,000 (i)(j)
Total Massachusetts				900,000
Oregon — 0.1%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.950%	8/1/34	100,000	100,000 (i)(j)
Pennsylvania — 0.1%
Philadelphia, PA, Authority for IDR, Hospital Revenue, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	3.850%	7/1/54	200,000	200,000 (i)(j)

Total Short-Term Investments (Cost — $2,100,000)				2,100,000
Total Investments — 101.0% (Cost — $277,384,924)				274,943,241
TOB Floating Rate Notes — (2.3)%				(6,265,000)
Other Assets in Excess of Other Liabilities — 1.3%				3,500,769
Total Net Assets — 100.0%				$272,179,010

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Municipal High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of October 31, 2025.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$261,200,521	$4	$261,200,525
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,642,716	—	11,642,716
Total Long-Term Investments	—	272,843,237	4	272,843,241
Short-Term Investments†	—	2,100,000	—	2,100,000
Total Investments	—	$274,943,237	$4	$274,943,241

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Municipal High Income Fund 2025 Quarterly Report